Tangible Assets - Maturity of operating leases (Details) € in Millions	Dec. 31, 2020 EUR (€)
2021
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	€ 3,841
2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	4,288
2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	4,344
2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	€ 1,593